Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade and Other Payables [Line Items]
Trade Payables	$ 572,394	$ 395,134
Accrued Liabilities	10,192	5,801
Other Payables	19,907	6,939
Total	$ 602,493	$ 407,874